Related Party Transactions (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Jun. 30, 2021 CNY (¥)
Related Party Transactions (Details) [Line Items]
Rent expense	$ 61,822
Annual rent	148,373
Advanced as loan		$ 10,528,965	¥ 69,883,631
Due to related party balance | ¥				¥ 45,900,000
Equity interest		23.08%
Payment of related party		$ 15,000,000.0	¥ 98,300,000
Mr. Bodang Liu [Member]
Related Party Transactions (Details) [Line Items]
Due to related party balance	397,313	393,148
Nisun BVI [Member]
Related Party Transactions (Details) [Line Items]
Due to related party balance	6,500,000
Nisun Shanghai [Member]
Related Party Transactions (Details) [Line Items]
Due to related party balance	3,943	1,379,310
Mr. Jian Lin [Member]
Related Party Transactions (Details) [Line Items]
Due to related party balance	$ 302,017	$ 298,851